Annual Total Returns [BarChart] - Great-West SecureFoundation Lifetime 2040 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	15.28%
2012	23.58%
2013	5.02%
2014	(1.74%)
2015	10.06%
2016	18.60%
2017	(7.86%)
Annual Return 2019	21.62%
Annual Return 2020	13.49%